Financial Instruments - Fair Value of Financial Assets and Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 13	$ 14		$ 12
Investment securities [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	13	14	$ 15
Change in Fair value	0	0	0
Cumulative change in FV	0	0	0
Senior note liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	11,536	10,919	7,652
Change in Fair value	(18)	(774)	(99)
Cumulative change in FV	$ (190)	$ (172)	$ 94